Segmental Analyses (revised) - Disclosure of Operating Segment Information (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	£ 27,283	£ 27,655	£ 25,684
Profit/(loss) from operations		(15,751)	10,523	10,234
Net finance costs		(1,895)	(1,641)	(1,486)
Share of post-tax results of associates and joint ventures		585	442	415
Loss before taxation		(17,061)	9,324	9,163
Taxation on ordinary activities		2,872	(2,478)	(2,189)
(Loss)/profit for the year		(14,189)	6,846	6,974
Reported at constant rates
Disclosure Of Operating Segments [Line Items]
Revenue		28,096	26,273
Adjusted at constant rates
Disclosure Of Operating Segments [Line Items]
Profit/(loss) from operations		12,789	11,626
Translation exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(813)	1,382
Profit/(loss) from operations		(324)	782
Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit/(loss) from operations		12,465	12,408	11,150
Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit/(loss) from operations		(28,216)	(1,885)	(916)
Reported
Disclosure Of Operating Segments [Line Items]
Revenue		27,283	27,655	25,684
Profit/(loss) from operations		(15,751)	10,523	10,234
Net finance costs		(1,895)	(1,641)	(1,486)
Share of post-tax results of associates and joint ventures		585	442	415
Loss before taxation		(17,061)	9,324	9,163
Taxation on ordinary activities		2,872	(2,478)	(2,189)
(Loss)/profit for the year		(14,189)	6,846	6,974
U.S. | Reported at constant rates
Disclosure Of Operating Segments [Line Items]
Revenue		12,065	11,358
U.S. | Adjusted at constant rates
Disclosure Of Operating Segments [Line Items]
Profit/(loss) from operations		6,863	6,095
U.S. | Translation exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(71)	1,281
Profit/(loss) from operations		(42)	740
U.S. | Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit/(loss) from operations		6,821	6,835	5,887
U.S. | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit/(loss) from operations		(27,602)	(630)	(321)
U.S. | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		11,994	12,639	11,691
Profit/(loss) from operations		(20,781)	6,205	5,566
AME | Reported at constant rates
Disclosure Of Operating Segments [Line Items]
Revenue		9,989	9,119
AME | Adjusted at constant rates
Disclosure Of Operating Segments [Line Items]
Profit/(loss) from operations		3,547	3,268
AME | Translation exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(198)	168
Profit/(loss) from operations		(87)	80
AME | Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit/(loss) from operations		3,460	3,348	3,059
AME | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit/(loss) from operations		(266)	(422)	(157)
AME | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		9,791	9,287	8,444
Profit/(loss) from operations		3,194	2,926	2,902
APMEA | Reported at constant rates
Disclosure Of Operating Segments [Line Items]
Revenue		6,042	5,796
APMEA | Adjusted at constant rates
Disclosure Of Operating Segments [Line Items]
Profit/(loss) from operations		2,379	2,263
APMEA | Translation exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(544)	(67)
Profit/(loss) from operations		(195)	(38)
APMEA | Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit/(loss) from operations		2,184	2,225	2,204
APMEA | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit/(loss) from operations		(348)	(833)	(438)
APMEA | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		5,498	5,729	5,549
Profit/(loss) from operations		£ 1,836	£ 1,392	£ 1,766

[1]	Revenue is net of duty, excise and other taxes of £36,917 million, £38,527 million and £38,595 million for the years ended 31 December 2023, 2022 and 2021, respectively.